Annual Operating Expenses {- Fidelity® Dividend ETF for Rising Rates} - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity® Dividend ETF for Rising Rates - Fidelity Dividend ETF for Rising Rates-Default
Dec. 01, 2020
Operating Expenses:
Management fee	0.29%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.29%